Interest Income And Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income Expense Net [Abstract]
Bank loans, net of unearned income									$ 131,808	$ 79,816	$ 71,167
Investment securities									108,992	53,787	71,526
Margin balances									32,147	22,421	19,095
Other									21,385	23,077	24,181
Total interest income									294,332	179,101	185,969
Senior notes									36,845	25,695	26,617
Bank deposits									7,331	7,262	7,845
Federal Home Loan Bank advances									6,777	551	81
Other									15,921	11,891	6,718
Total interest expense	$ 16,118	$ 19,383	$ 17,262	$ 14,111	$ 12,485	$ 9,796	$ 10,098	$ 13,019	$ 66,874	$ 45,399	$ 41,261